PURSUANT TO RULE 497(E)
                                                      REGISTRATION NO. 333-11283

                         SUNAMERICA FOCUSED SERIES, INC.

                       Focused Multi-Cap Growth Portfolio
                                (the "Portfolio")

SUPPLEMENT DATED NOVEMBER 15, 2006 TO THE PROSPECTUS DATED FEBRUARY 28, 2006.

         On November 9, 2006, the Board of Directors of SunAmerica Focused Series, Inc. approved the termination of the current Subadvisory Agreement between AIG SunAmerica Asset Management Corp. ("AIG SunAmerica") and Credit Suisse Asset Management, LLC ("CSAM") and approved a new Subadvisory Agreement between Thornburg Investment Management, LLC ("Thornburg") and AIG SunAmerica with respect to the Portfolio. Effective November 18, 2006, Thornburg, will assume subadvisory responsibilities for the portion of assets previously managed by CSAM pursuant to the new Subadvisory Agreement with AIG SunAmerica.

         Accordingly, effective November 18, 2006, all references to CSAM in the Prospectus are hereby deleted. An Information Statement containing more detailed information about Thornburg and the new Subadvisory Agreement will be mailed to shareholders no later than 60 days after the effective date of the new Subadvisory Agreement.

         Thornburg, founded in 1982, is a Delaware corporation with its principal offices at 119 East Marcy Street, Santa Fe, New Mexico 87501. Thornburg began providing investment management services to clients in 1984 and as of September 30, 2006, managed over $27.6 billion in equity and fixed income assets.

         References to CSAM under the heading "INFORMATION ABOUT ADVISERS" on page 50 of the Prospectus are hereby replaced with the following:

------------------------------ ---------------------------------------  -----------------------------------------------------
                                     NAME, TITLE AND AFFILIATION
          PORTFOLIO                     OF PORTFOLIO MANAGER                                 EXPERIENCE
------------------------------ ---------------------------------------  -----------------------------------------------------
Focused Multi-Cap Growth       Alex Motola, CFA                              Alex Motola is managing  director and  portfolio
Portfolio                      Portfolio Manager and                    manager  of  the  Thornburg  Core  Growth  Directors.
                               Managing Director                        portfolio.  He is a member of the CFA  society of Mr.
                               (Thornburg)                              New Mexico, where he serves on the Board of Motola is
                                                                        directly  responsible  for the Thornburg  Core Growth
                                                                        Portfolio,  which he has managed  since its inception
                                                                        in 2000.

                                                                             Prior to joining Thornburg, Mr. Motola began his
                                                                        financial  career as an  investment  specialist  with
                                                                        CoreLink  Financial  and later  served as a portfolio
                                                                        manager with Insight Capital. He holds a BA degree in
                                                                        English,  History and Medieval  Studies and graduated
                                                                        with Honors and  Distinction  from the  University of
                                                                        California  at Santa  Barbara.  He also  holds an MBA
                                                                        from the  Haas  School  of  Business,  University  of
                                                                        California at Berkley.
------------------------------ ---------------------------------------  -----------------------------------------------------
Focused Multi-Cap Growth       Brian Summers, CFA                            Brian Summers is an associate  portfolio manager
Portfolio                      Associate Portfolio Manager              for   Thornburg.   His   primaryresponsibilities   at
                               (Thornburg)                              Thornburg include portfolio management,  research and
                                                                        analyzing   companies   for   consideration   in  the
                                                                        Thornburg   Core   Growth   Portfolio.   He  is  also
                                                                        responsible  for  evaluating  existing  positions and
                                                                        overall portfolio performance.

                                                                             Prior to joining  Thornburg,  Mr. Summers served
                                                                        as an equity  analyst at Insight  Capital  Research &
                                                                        Management  on their Mid-Cap  Growth  Strategy and as
                                                                        portfolio manager of their Small-Cap Growth Strategy.
                                                                        He also worked as an equity  analyst at National City
                                                                        Corp. and at Institutional  Shareholder Services as a
                                                                        senior analyst.  Mr. Summers  received a BBA from the
                                                                        College  of  William  and Mary  and an MBA from  Case
                                                                        Western  Reserve   University.   He  earned  his  CFA
                                                                        designation in 2001.

------------------------------ ---------------------------------------  -----------------------------------------------------

                         SUNAMERICA FOCUSED SERIES, INC.

                       Focused Multi-Cap Growth Portfolio
                                (the "Portfolio")

                    SUPPLEMENT DATED NOVEMBER 15, 2006 TO THE
          STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2006.

         Effective November 18, 2006, in the section titled "Adviser, Personal Securities Trading, Distributor and Administrator," on page 67 of the Statement of Additional Information, under the heading "Additional Information about the Portfolio Managers" the disclosure with respect to Credit Suisse Asset Management, LLC ("CSAM") is hereby deleted and replaced with the following disclosure with respect to Thornburg Investment Management, LLC ("Thornburg"):

     "OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS

         The following table indicates the type (Registered Investment Company ("RIC"), Other Pooled Investments ("OPI"), and Other Accounts ("OA"), number of accounts, and total assets of the accounts for which the portfolio managers have day-to-day responsibilities as of October 30, 2006.

  ------------------------------------------------------------------------------
  Name of Portfolio       Type of Account       Number of     Total Assets
  Manager                                       Accounts      Managed in
                                                              Account (Millions)
  ------------------------------------------------------------------------------
  Alex Motola              RIC                  1              $1,148
  ------------------------------------------------------------------------------
                           OPI                  0              N/A
  ------------------------------------------------------------------------------
                           OA                   19             $18,844.8
  ------------------------------------------------------------------------------
  Brian Summers            RIC                  1              $1,148
  ------------------------------------------------------------------------------
                           OPI                  0              N/A
  ------------------------------------------------------------------------------
                           OA                   19             $18,844.8
  ------------------------------------------------------------------------------